Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Commitments and contingent liabilities

44. Commitments and contingent liabilities

As at December 31, 2024, the Group is not committed to investing in significant property, plant and equipment, intangibles assets and other capital expenditure.

Certain financial institutions have provided guarantees as at December 31, 2024 to secure payments to third parties amounting to 11,767, (9,067 as at December 31, 2023). These guarantees are unsecured and have various maturities extending through December 2028.

The most significant guarantee was issued in October 2024 for an amount of 2,809 in the interest of a subsidiary following the signing of a major commercial contract with a client for future supply of products. This guarantee has a duration of 7 months.

The Group is involved in a number of claims (including tax claims) and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters, after the provisions accrued, will not have a material adverse effect on the Group’s consolidated financial position or results of operations (see note 26).